GOODWILL AND INTANGIBLE ASSETS (Schedule of Goodwill) (Details)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)
GOODWILL AND INTANGIBLE ASSETS [Abstract]
Goodwill at the beginning of the year	61,060,783	61,060,783	$ 12,484,891
Addition due to acquisition	16,721,334
Goodwill at the end of the year	77,782,117	61,060,783	$ 12,484,891